Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Components of Change in Other Assets and Liabilities, Net

The components of the change in other assets and liabilities, net, are as follows:

     years ended December 31

(add 000)	2013	2012	2011
Other current and noncurrent assets	$1,186	$(2,354)	$2,439
Accrued salaries, benefits and payroll taxes	(4,276)	7	(4,722)
Accrued insurance and other taxes	421	2,274	2,873
Accrued income taxes	3,889	(13,343)	6,139
Accrued pension, postretirement and postemployment benefits	(4,795)	(13,904)	(16,378)
Other current and noncurrent liabilities	7,373	3,836	(3,092)
Change in other assets and liabilities	$3,798	$(23,484)	$(12,741)

Schedule of Noncash Investing and Financing Activities

Noncash investing and financing activities are as follows:

    years ended December 31

(add 000)	2013	2012	2011
Noncash investing and financing activities:
Acquisition of assets through asset exchange	$--	$690	$150,000
Acquisition of assets through capital lease	$10,341	$--	$--